Stock Options, Non-qualified Options (Details)					12 Months Ended
	Nov. 01, 2017 shares	Mar. 01, 2017 shares	Nov. 01, 2016 shares	Nov. 16, 2015 shares	Dec. 31, 2017 Installment shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Qualified and Nonqualified Stock Options [Member]
Stock Options [Abstract]
Number of options (in shares)					1,365,400	1,211,400	1,902,609
Nonqualified Stock Options [Member] | Executives [Member]
Stock Options [Abstract]
Vesting period					4 years
Nonqualified Stock Options [Member] | Executives [Member] | Vesting One Year Following Date of Hire [Member]
Stock Options [Abstract]
Vesting percentage					25.00%
Nonqualified Stock Options [Member] | Executives [Member] | Vesting in 36 Monthly Installments Thereafter [Member]
Stock Options [Abstract]
Vesting percentage					75.00%
Number of monthly installments for vesting | Installment					36
Nonqualified Stock Options [Member] | SVP, General Counsel and Secretary [Member]
Stock Options [Abstract]
Issue date					Nov. 16, 2015
25% vesting date					Oct. 30, 2016
Number of options (in shares)				80,000
Nonqualified Stock Options [Member] | Chief Operating Officer [Member]
Stock Options [Abstract]
Issue date					Nov. 01, 2016
25% vesting date					Oct. 17, 2017
Number of options (in shares)			150,000
Nonqualified Stock Options [Member] | SVP, Regulatory Affairs [Member]
Stock Options [Abstract]
Issue date					Mar. 01, 2017
25% vesting date					Feb. 28, 2018
Number of options (in shares)		80,000
Nonqualified Stock Options [Member] | Chief Financial Officer [Member]
Stock Options [Abstract]
Issue date					Nov. 01, 2017
25% vesting date					Oct. 31, 2018
Number of options (in shares)	200,000